Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Private Placement
Offering cost	$ 3,125
Series D-1 Convertible Preferred Stock
Issuance cost			$ 99
Series D-2 Convertible Preferred Stock
Issuance cost			291
Series C Convertible Preferred Stock
Issuance cost	221	$ 181	71
2014 Convertible Promissory Notes | Series C Convertible Preferred Stock
Accrued interest	0	173	0
Unamortized debt discount	$ 0	$ 44	$ 0